Long-Term And Short-Term Financing Arrangements (Tables)	12 Months Ended
Jan. 31, 2015
Debt Disclosure [Abstract]
Schedule Of Redemption Price Percentage
The Company may redeem all or a part of the 2019 Senior Notes at the redemption prices (expressed as a percentage of principal) set forth below plus accrued and unpaid interest, if redeemed during the 12-month period beginning on May 15 of the years indicated below:

Year	Percentage
2015	103.563%
2016	101.781%
2017 and thereafter	100.000%